Income Taxes	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes
For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the Partnership level. Rather, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income before income taxes, reported by the Partnership in the condensed consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners. The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to information regarding each partner's basis in the Partnership.
As described in Note 1, the earnings of the Corporate Entities are subject to corporate level federal and state income tax. However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax. A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets. Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing of when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings. Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

6.	Income Taxes

For federal income tax purposes, as well as for state income tax purposes in the majority of the states in which the Partnership operates, the earnings attributable to the Partnership, as a separate legal entity, and the Operating Partnership are not subject to income tax at the partnership level.  With the exception of those states that impose an entity-level income tax on partnerships, the taxable income or loss attributable to the Partnership, as a separate legal entity, and to the Operating Partnership, which may vary substantially from the income (loss) before income taxes reported by the Partnership in the consolidated statement of operations, are includable in the federal and state income tax returns of the individual partners.  The aggregate difference in the basis of the Partnership's net assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to each partner's basis in the Partnership.
As described in Note 1 and Note 2, the earnings of the Corporate Entities are subject to corporate level federal and state income tax.  However, based upon past performance, the Corporate Entities are currently reporting an income tax provision composed primarily of alternative minimum tax and state income taxes in the few states that impose taxes on partnerships.  A full valuation allowance has been provided against the deferred tax assets based upon an analysis of all available evidence, both negative and positive at the balance sheet date, which, taken as a whole, indicates that it is more likely than not that sufficient future taxable income will not be available to utilize the assets.  Management's periodic reviews include, among other things, the nature and amount of the taxable income and expense items, the expected timing when assets will be used or liabilities will be required to be reported and the reliability of historical profitability of businesses expected to provide future earnings.  Furthermore, management considered tax-planning strategies it could use to increase the likelihood that the deferred assets will be realized.

The income tax provision of all the legal entities included in the Partnership's consolidated statement of operations consists of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Current
Federal	$135	$177	$173
State and local	749	1,005	928
	884	1,182	1,101
Deferred	-	-	1,385
	$884	$1,182	$2,486

The provision for income taxes differs from income taxes computed at the United States federal statutory rate as a result of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Income tax provision at federal statutory tax rate	$40,548	$40,361	$58,704

Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	$884	$1,182	$2,486

The components of net deferred taxes and the related valuation allowance using currently enacted tax rates are as follows:

	As of
	September 24,	September 25,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$32,938	$33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$-	$-